FINANCIAL RISK MANAGEMENT - Liquidity risk (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
FINANCIAL RISK MANAGEMENT
Accounts payable and accrued liabilities, carrying amount	$ 108,281	$ 128,924
Total, Carrying amount
FINANCIAL RISK MANAGEMENT
Accounts payable and accrued liabilities, carrying amount	108,281
Total, contractual cash flows	108,281
Liquidity Risk
FINANCIAL RISK MANAGEMENT
Accounts payable and accrued liabilities, contractual cash flows	108,281
Total, contractual cash flows	108,281
Liquidity Risk | Due within 1 year
FINANCIAL RISK MANAGEMENT
Accounts payable and accrued liabilities, contractual cash flows	108,281
Total, contractual cash flows	108,281
Liquidity Risk | Due within 2 year
FINANCIAL RISK MANAGEMENT
Accounts payable and accrued liabilities, contractual cash flows	0
Total, contractual cash flows	0
Liquidity Risk | Due within 3 year
FINANCIAL RISK MANAGEMENT
Accounts payable and accrued liabilities, contractual cash flows	0
Total, contractual cash flows	$ 0